Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow from operating activities
Income before tax	$ 2,900	$ 12,164	$ 10,752
Finance (income) expenses, net	(1,023)	(772)	1,796
Adjustments for non-cash items:
Depreciation and amortization	6,959	2,401	2,227
Movements in credit loss allowance and write-offs	796	(97)	287
Gains on financial instruments valuation	0	0	(1,417)
Fair value movement on contingent consideration	10,852	0	0
Warrants repurchased	(800)	0	0
Income tax paid	(1,444)	(2,092)	(642)
Share option charge	3,214	1,995	315
Other	0	70	0
Cash flows from operating activities before changes in working capital	21,454	13,669	13,318
Changes in working capital
Trade and other receivables	(5,838)	(549)	(3,053)
Trade and other payables	3,214	877	629
Inventories	(75)	0	0
Cash flows generated by operating activities	18,755	13,997	10,894
Cash flows from investing activities
Acquisition of property and equipment	(330)	(305)	(46)
Acquisition of intangible assets	(8,958)	(5,269)	(44)
Acquisition of subsidiaries, net of cash acquired	(23,411)	0	0
Cash flows used in investing activities	(32,699)	(5,574)	(90)
Cash flows from financing activities
Issue of ordinary shares	0	39,060	3,483
Equity issue costs	0	(3,150)	(55)
Treasury shares acquired	(348)	0	0
Proceeds from issuance of financial instruments	0	0	6,000
Financial instruments issuance costs	0	0	(89)
Repayment of borrowings	(6,000)	0	(17,352)
Interest paid	(458)	(509)	(1,656)
Warrants repurchased	0	0	(133)
Principal paid on lease liability	(315)	(225)	(198)
Interest paid on lease liability	(189)	(188)	(201)
Cash flows (used in) generated by financing activities	(7,310)	34,988	(10,201)
Net movement in cash and cash equivalents	(21,254)	43,411	603
Cash and cash equivalents at beginning of period	51,047	8,225	6,992
Net foreign exchange differences on cash and cash equivalents	(129)	(589)	630
Cash and cash equivalents at end of period	29,664	51,047	8,225
Supplemental Cash Flow Information [Abstract]
Right-of-use assets	839	70	0
Issue of ordinary shares for acquisitions	$ 7,392	$ 0	$ 0